Broad Market Fixed Income

                               SEMi-ANNUAL REPORT
                                 April 30, 2001

                THE 59 WALL STREET BROAD MARKET FIXED INCOME FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 2001
                                   (unaudited)

ASSETS:
      Investments in BBH Broad Market Fixed Income Portfolio
        (the "Portfolio"), at value .............................    $5,325,020
      Receivables for:
         Capital stock sold .....................................       250,000

                                                                     ----------
             Total Assets .......................................    $5,575,020
                                                                     ----------
LIABILITIES:
      Payables for:
         Capital stock repurchased ..............................       140,000
         Dividends declared .....................................        14,669
         Expense payment fee ....................................           321
         Administrative fee .....................................           321
                                                                     ----------
             Total Liabilities ..................................       155,311
                                                                     ----------
NET ASSETS ......................................................    $5,419,709
                                                                     ==========

Net Assets Consist of:
      Paid-in capital ...........................................    $5,434,968
      Undistributed net investment income .......................           708
      Accumulated net realized gain .............................        18,204
      Net unrealized depreciation ...............................       (34,171)
                                                                     ----------

Net Assets ......................................................    $5,419,709
                                                                     ==========
NET ASSET VALUE AND OFFERING PRICE PER SHARE
       ($5,419,709 / 539,509 shares) ............................        $10.05
                                                                         ======

   The accompanying notes are an integral part of these financial statements.

                THE 59 WALL STREET BROAD MARKET FIXED INCOME FUND

                             STATEMENT OF OPERATIONS
       For the period from December 22, 2000 (commencement of operations)
                                to April 30, 2001
                                  (unaudited)

NET INVESTMENT INCOME:
      Net Investment Income Allocated from Portfolio:
        Interest and other income ...................................  $ 39,957
        Expenses ....................................................    (2,430)
                                                                       --------
            Net Investment Income Allocated from Portfolio ..........    37,527
                                                                       --------
      Fund Expenses:
        Expense payment fee .........................................       459
        Administrative fee ..........................................       459
                                                                       --------
            Total Expenses ..........................................       918
                                                                       --------
      Net Investment Income .........................................    36,609
                                                                       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM PORTFOLIO:
      Net realized gain on investments ..............................    18,204
      Net change in unrealized depreciation on investments,
         futures contracts and swap agreements ......................   (34,171)
                                                                       --------
           Net Realized and Unrealized Loss from Portfolio ..........   (15,967)
                                                                       --------
      Net Increase in Net Assets Resulting from Operations ..........  $ 20,642
                                                                       ========

   The accompanying notes are an integral part of these financial statements.

                THE 59 WALL STREET BROAD MARKET FIXED INCOME FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                            For the period from
                                                             December 22, 2000
                                                             (commencement of
                                                              operations) to
                                                              April 30, 2001
                                                                (unaudited)
                                                            -------------------
INCREASE IN NET ASSETS:
      Operations:
        Net investment income ..............................   $    36,609
        Net realized gain on investments ...................        18,204
        Net change in unrealized depreciation
          on investments, futures contracts
          and swap agreements ................                     (34,171)
                                                               -----------
            Net increase in net assets resulting
              from operations ...............                       20,642
                                                               -----------
      Dividends declared:
         From net investment income ........................       (35,901)
                                                               -----------
            Total dividends declared .......................       (35,901)
                                                               -----------
      Capital Stock Transactions:
        Net proceeds from sales of capital  stock ..........     5,557,227
        Net asset value of capital stock issued to
          shareholders in reinvestment of dividends ........        17,741
        Net cost of capital stock redeemed .................      (140,000)
                                                               -----------
        Net increase in net assets resulting from
          capital transactions .............................     5,434,968
                                                               -----------
            Total increase in net assets ...................     5,419,709

NET ASSETS:
      Beginning of period ..................................            --
                                                               -----------
      End of period ........................................   $ 5,419,709
                                                               ===========

   The accompanying notes are an integral part of these financial statements.

                THE 59 WALL STREET BROAD MARKET FIXED INCOME FUND

                              FINANCIAL HIGHLIGHTS
                                   (unaudited)

                                                             For the period from
                                                              December 22, 2000
                                                              (commencement of
                                                               operations) to
                                                               April 30, 2001
                                                             -------------------
Net asset value, beginning of period ........................      $10.00
Income from investment operations:
  Net investment income(3) ..................................        0.21
  Net realized and unrealized gain ..........................        0.05

Less dividends:
  From net investment income ................................       (0.21)
                                                                  -------
Net asset value, end of period ..............................     $ 10.05
                                                                  =======
Total return(4)..............................................        6.19%

Ratios/Supplemental Data:
  Net assets, end of period (000's omitted) .................     $ 5,420
  Expenses as a percentage of average net assets(1),(4) .....        0.55%
  Ratio of net investment income to average net assets(1)....        6.03%
Portfolio turnover rate .....................................         231%

----------
1  Annualized.

2 The Portfolio Turnover rate is that of the Portfolio in which the Fund invests.

3  Calculated using average shares outstanding for the period.

4 Had the expense payment agreement not been in place, the ratio of expenses to average net assets and total return would have been as follows:

     Ratio of expenses to average net assets ................        6.97%
     Total Return ...........................................       (0.38)%

   The accompanying notes are an integral part of these financial statements.

                THE 59 WALL STREET BROAD MARKET FIXED INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

      1. Organization and Significant Accounting Policies. The 59 Wall Street Broad Market Fixed Income Fund (the "Fund") is a separate diversified series of The 59 Wall Street Fund, Inc. (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on December 22, 2000.

      The Fund invests all of its investable assets in the BBH Broad Market Fixed Income Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 4% at April 30, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. The Fund records its investment in the Portfolio at fair value. Valuation of investments by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

            B. Investment Income and Expenses. The Fund records its share of income, expenses, realized and unrealized gain and loss each day. In addition, the Fund accrues its own expenses.

            C. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the internal Revenue Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These timing differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net investment income and net realized gains. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV. These distributions do not constitute a return of capital.

            D. Dividends and Distributions to Shareholders. Dividends to shareholders from net investment income are paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are paid annually and are recorded on the ex-dividend date.

      2. Transactions with Affiliates.

      Administrative Fee. The Corporation has an administration agreement with Brown Brothers Harriman & Co. (the "Administrator") for which the Administrator receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.075% of the Fund's average daily net assets. The Administrator has a sub-administration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the period ended April 30, 2001, the Fund incurred $459 for administrative services.

                THE 59 WALL STREET BROAD MARKET FIXED INCOME FUND

                                   (unaudited)

      Shareholder Servicing/Eligible Institution Agreement. The Corporation has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman for which Brown Brothers Harriman receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.05% of the Fund's average daily net assets.

      Expense Payment Fee. 59 Wall Street Administrators, Inc. pays certain expenses of the Fund and receives a fee from the Fund, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.55% of the Fund's average daily net assets. For the period ended April 30, 2001, 59 Wall Street Administrators, Inc. incurred $42,345 in expenses, including shareholder servicing/eligible institution fees of $306 and accounting fees of $3,996, on behalf of the Fund.

      3. Investment Transactions. Investment transactions of the portfolio are discussed in Note 3 of the Portfolio's Notes to Financial Statements.

      4. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as shares of the Fund. Transactions in shares of capital stock were as follows:

                                                            For the period from
                                                             December 22, 2000
                                                             (commencement of
                                                               operations) to
                                                               April 30, 2001
                                                            ------------------
   Capital stock sold .....................................       551,595
   Capital stock issued in connection with reinvestment
     of dividends .........................................         1,761
   Capital stock redeemed .................................       (13,847)
                                                                  -------
   Net Increase ...........................................       539,509
                                                                  =======

                     BBH BROAD MARKET FIXED INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 April 30, 2001
                                   (unaudited)

   Principal                                                              Maturity   Interest
    Amount                                                                  Date       Rate         Value
 ------------                                                             --------   --------   ------------
                ASSET BACKED SECURITIES (34.4%)
   $2,953,000    Americredit Automobile Receivables Trust ............    02/12/05    7.050%    $ 3,048,966
    3,000,000    American Express Credit Corp. .......................    02/15/05    5.193       3,004,566
    2,500,000    ATT Universal Card Master Trust .....................    10/17/04    5.931       2,504,286
    4,000,000    California Infrastructure ...........................    09/25/05    6.280       4,063,087
    1,188,000    California Infrastructure ...........................    09/25/08    6.310       1,211,439
    1,595,000    Capital One Master Trust ............................    01/15/07    5.430       1,608,131
    3,055,000    Carco Auto Loan Master Trust ........................    11/15/04    6.430       3,128,829
      500,000    Chase Manhattan Bank-First Union National Bank ......    08/15/31    7.439         529,865
      375,000    Citibank Credit Card Master Trust(3) ................    08/15/06       --         311,714
    1,445,000    Connecticut RRB Special Purpose Trust ...............    03/30/09    5.730       1,444,778
      196,101    Contimortgage Home Equity Loan Trust ................    06/15/11    7.250         196,214
      205,000    CSXT Trade Receivables Master Trust .................    06/25/03    6.000         208,367
      500,000    Discover Card Master Trust ..........................    08/18/08    6.050         505,821
    1,885,000    Discover Card Master Trust ..........................    07/15/07    6.850       1,964,017
    2,000,000    Fleet Credit Card Master Trust ......................    02/15/08    7.020       2,102,962
    1,800,000    Ford Motor Credit Co.(1) ............................    04/15/04    5.769       1,804,536
      200,000    General Motors Acceptance Corp.(1) ..................    07/15/05    7.500         208,111
    2,287,504    General Motors Acceptance Corp. .....................    07/25/13    4.626       2,286,233
    1,450,000    Honda Auto Receivables Owner Trust ..................    09/20/04    5.360       1,463,722
    2,325,000    MBNA Master Credit Card Trust .......................    02/15/12    7.000       2,447,841
    2,500,000    MBNA Master Credit Card Trust(1) ....................    10/15/03    5.283       2,502,480
      620,000    Providian Master Trust ..............................    06/15/07    6.250         634,415
    1,335,000    Public Service New Hampshire Funding LLC ............    05/01/15    6.480       1,334,481
    2,740,258    Residential Asset Securities Corp.(1) ...............    09/25/31    6.850       2,738,471
    2,400,000    Standard Credit Card Trust ..........................    01/07/07    8.250       2,614,223
      740,000    West Penn Funding, LLC ..............................    12/25/05    6.630         758,130
                                                                                                -----------
                    Total Asset Backed Securities ....................                          $44,625,685
                                                                                                -----------
                CORPORATE BONDS (36.7%)
      500,000    Abbey National Plc. .................................    10/26/29    7.950         541,592
       80,000    Actuant Corp. .......................................    05/01/09   13.000          80,000
       80,000    Adelphia Communications .............................    03/01/07    9.875          80,800
       20,000    AES Drax Energy Ltd. ................................    08/30/10   11.500          21,900
      485,000    Alcoa, Inc. .........................................    01/15/28    6.750         466,456
      120,000    Alliance Gaming .....................................    08/01/07   10.000         111,300
       80,000    Alliance Imaging ....................................    04/15/11   10.375          81,200
       80,000    Allied Waste North America ..........................    08/01/09   10.000          82,700
      300,000    Amerada Hess Corp. ..................................    10/01/29    7.875         313,758
      120,000    American Tower ......................................    02/01/09    9.375         119,700
      500,000    Anheuser-Busch Co., Inc. ............................    01/15/31    6.800         486,705
      500,000    Apache Corp. ........................................    07/01/19    7.625         522,325
      200,000    AT & T Corp. ........................................    03/15/09    6.000         185,590
       80,000    Atlas Air Worldwide Holdings ........................    11/15/06    9.375          76,800
       80,000    Aurora Foods, Inc. ..................................    02/15/07    9.875          72,000
    1,105,000    Avon Products, Inc. .................................    11/15/09    7.150       1,132,047
      500,000    AXA Financial, Inc. .................................    08/01/10    7.750         534,164
      475,000    Baker Hughes, Inc. ..................................    01/15/29    6.875         454,617
      200,000    Bank One Corp. ......................................    02/17/04    5.625         199,503
    1,200,000    Bank One Corp. ......................................    08/01/05    7.625       1,267,150

                    BBH BROAD MARKET FIXED INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                           April 30, 2001 (continued)
                                   (unaudited)

   Principal                                                              Maturity   Interest
    Amount                                                                  Date       Rate         Value
 ------------                                                             --------   --------   ------------
                CORPORATE BONDS (CONTINUED)
   $   80,000    Be Aerospace ........................................    11/01/08    9.500%   $     82,400
    1,370,000    Bear Stearns Co., Inc. ..............................    02/01/05    7.625       1,427,802
      640,000    Bell South Capital Funding ..........................    02/15/10    7.750         685,519
      910,000    Boeing Capital Corp. ................................    09/27/10    7.375         972,641
       80,000    Buhrmann US, Inc. ...................................    11/01/09   12.250          84,000
      485,000    Burlington Resources ................................    03/01/29    7.375         485,220
       80,000    Callahan Nord .......................................    07/15/10   14.000          81,200
       80,000    Canandiagua Wine ....................................    08/01/06    8.625          83,400
      485,000    Caterpillar, Inc. ...................................    07/15/28    6.625         440,941
       20,000    CB Browning Ferris ..................................    09/15/35    7.400          16,170
    1,330,000    CIT Group, Inc. .....................................    02/07/06    6.500       1,335,190
      500,000    Citicorp ............................................    06/15/07    7.200         520,757
      200,000    Citigroup, Inc. .....................................    03/15/04    5.800         202,836
      200,000    Coca-Cola Co. .......................................    07/15/03    6.000         204,110
      480,000    Coca-Cola Co. .......................................    09/15/28    6.750         453,475
       40,000    Compagnie Generale Geophysique ......................    11/15/07   10.625          42,800
      750,000    Conoco, Inc. ........................................    04/15/09    6.350         748,795
      110,000    Cott Corp. ..........................................    05/01/07    8.500         109,175
      150,000    DaimlerChrysler NA Holdings .........................    09/01/04    6.900         153,472
    1,924,000    DaimlerChrysler NA Holdings .........................    12/16/02    7.350       1,916,298
       40,000    Davita, Inc. ........................................    04/15/11    9.250          41,300
      120,000    Del Monte Foods Co. .................................    12/15/07       --         116,100
    1,100,000    Donaldson Lufkin Jenrett ............................    03/01/05    8.000       1,169,325
       80,000    Dyncorp, Inc. .......................................    03/01/07    9.500          74,200
       80,000    Echostar Broadband Corp. ............................    10/01/07   10.375          82,600
      750,000    Electronic Data Systems .............................    10/15/09    7.125         765,998
       80,000    Elizabeth Arden, Inc. ...............................    02/01/11   11.750          84,200
       80,000    Fairchild Corp. .....................................    04/15/09   10.750          66,400
       80,000    Finlay Enterprises, Inc. ............................    05/01/08    9.000          73,700
      120,000    Flag Telecom Holding Ltd. ...........................    03/30/10   11.625          94,200
    1,700,000    FleetBoston Financial Corp. .........................    09/15/05    7.250       1,786,190
      120,000    Fleming Companies, Inc. .............................    12/01/04   10.500         122,100
      200,000    Ford Motor Credit Co. ...............................    07/16/04    6.700         203,757
      900,000    Ford Motor Credit Co. ...............................    02/01/06    6.875         915,881
    1,970,000    General Motors Acceptance Corp. .....................    06/17/04    6.850       2,019,441
      932,000    Goldman Sachs Group, Inc. ...........................    05/15/09    6.650         914,355
      750,000    GTE California, Inc. ................................    01/15/09    5.500         695,462
      740,000    GTE Corp. ...........................................    04/15/06    6.360         743,342
      425,000    GTE Southwest, Inc. .................................    12/01/05    6.540         433,228
      120,000    HCA Healthcare ......................................    02/01/11    7.875         122,171
       80,000    Healthsouth Corp. ...................................    04/01/03    3.250          73,300
       80,000    Intermedia Communications ...........................    11/01/07    8.875          74,400
       85,000    Interpool, Inc. .....................................    03/01/03    6.625          80,263
      500,000    International Business Machines .....................    01/15/28    6.500         454,980
      120,000    IT Group, Inc. ......................................    04/01/09   11.250         104,100
      730,000    John Deere Capital Corp. ............................    02/15/09    6.000         697,951
       80,000    Jostens, Inc. .......................................    05/01/10   12.750          81,600
    1,000,000    JP Morgan & Co., Inc. ...............................    01/15/09    6.000         967,563
       80,000    Kmart Corp. .........................................    02/01/06    9.375          81,636

                    BBH BROAD MARKET FIXED INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                           April 30, 2001 (continued)
                                   (unaudited)

   Principal                                                              Maturity     Interest
    Amount                                                                  Date         Rate         Value
 ------------                                                             --------     --------   ------------
                CORPORATE BONDS (CONTINUED)
      $80,000    Kansas Gas & Electric ................................    03/29/16     8.290%  $    71,432
      710,000    Key Bank NA ..........................................    02/01/11     7.000       702,372
      680,000    Keyspan Corp. ........................................    11/15/10     7.625       721,748
       80,000    La Quinta ............................................    10/17/01     7.110        80,800
       80,000    Lear Corp. ...........................................    05/15/09     8.110        79,163
      770,000    Lehman Brothers Holdings .............................    08/15/10     7.875       807,708
      295,000    Lilly (Eli) & Co. ....................................    06/01/25     7.125       301,288
      603,000    Lowe's Co., Inc. .....................................    06/01/10     8.250       659,923
       80,000    Magellan Health Services .............................    02/15/08     9.000        75,000
       80,000    Meristar Hospitality Corp. ...........................    01/15/11     9.125        81,600
    1,200,000    Merrill Lynch & Co. ..................................    02/17/09     6.000     1,149,924
       40,000    Michaels Foods .......................................    04/01/11    11.750        42,000
    2,390,000    Morgan Stanley Dean Witter ...........................    01/20/04     5.625     2,391,451
       80,000    Nexstar Finance LLC/Inc. .............................    04/01/08    12.000        78,600
       80,000    Oxford Automotive, Inc. ..............................    06/15/07     0.125        47,200
       80,000    Pantry, Inc. .........................................    10/15/07    10.250        76,400
       80,000    Park Place Entertainment .............................    09/15/08     8.875        82,400
    1,500,000    Peco Energy Transition Trust .........................    12/31/10     6.520     1,506,101
      520,000    Pepsi Bottling Group, Inc. ...........................    03/01/29     7.000       515,585
      180,000    Pinnacle Holdings ....................................    03/15/08        --       108,900
       80,000    Pride Petroleum Services, Inc. .......................    05/01/07     9.375        84,600
       40,000    Resolution Performance ...............................    11/15/10    13.500        42,400
       80,000    Riverwood International Corp. ........................    04/01/08    10.875        76,800
      730,000    Rohm & Hass Co. ......................................    07/15/09     7.400       761,864
       80,000    Salton, Inc. .........................................    04/15/08    12.250        80,200
       80,000    Samsonite, Corp. .....................................    06/15/08    10.750        64,000
      400,000    Saskatchewan (Providence of) .........................    07/15/13     7.375       431,428
       80,000    SBA Communications ...................................    02/01/09    10.250        79,200
      120,000    Sbarro, Inc. .........................................    09/15/09    11.000       124,800
      780,000    SBC Communications ...................................    03/15/11     6.250       761,005
      100,000    SC International Services, Inc. ......................    09/01/07     9.250       105,000
      820,000    Sears Roebuck Acceptance .............................    02/01/11     7.000       804,483
       40,000    SESI, LLC ............................................    05/15/11     8.875        40,000
      700,000    SunTrust Bank ........................................    04/01/11     6.375       679,925
       80,000    Talton Holdings ......................................    06/30/07    11.000        54,400
      992,000    Toyota Motor Credit ..................................    12/15/08     5.500       932,616
      720,000    Unilever Capital Corp. ...............................    11/01/10     7.125       749,750
       80,000    United Rentals, Inc. .................................    01/15/09     9.250        69,000
       80,000    Weight Watchers International, Inc. ..................    10/01/09    13.000        87,600
      750,000    Wells Fargo Bank NA ..................................    06/21/10     7.550       801,449
      160,000    WestPoint Stevens Inc. ...............................    06/15/05     7.875        94,800
    1,000,000    Worldcom, Inc. .......................................    05/15/06     8.000     1,027,528
                                                                                                -----------
                    Total Corporate Bonds .............................                          47,548,694
                                                                                                -----------
                COLLATERALIZED MORTGAGE BACKED SECURITIES (2.4%)
      363,000    Chase Funding Mortgage Loan ..........................    08/25/15     7.166       371,248
    1,828,278    Chase Funding Mortgage Loan(1) .......................    10/25/30     6.840     1,827,164
      350,000    Residential Asset Securities Corp.(1) ................    10/25/25     7.735       366,532

                    BBH BROAD MARKET FIXED INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                           April 30, 2001 (continued)
                                   (unaudited)

   Principal                                                              Maturity     Interest
    Amount                                                                  Date         Rate         Value
 ------------                                                             --------     --------   ------------
                  COLLATERALIZED MORTGAGE BACKED
                    SECURITIES (CONTINUED)
    $ 500,000    Salomon Brothers Mortgage Securities ................     12/18/09     7.520%  $   530,664
                                                                                                -----------
                    Total Collateralized Mortgage
                      Backed Securities ..............................                            3,095,608
                                                                                                -----------
                GOVERNMENT AGENCY (28.9%)
      250,000    Federal Home Loan Bank ..............................     12/11/13     5.500       233,616
      500,000    Federal Home Loan Bank ..............................     09/02/08     5.800       497,187
      328,260    Federal Home Loan Mortgage Corp. ....................     03/01/13     7.500       337,946
      392,891    Federal Home Loan Mortgage Corp. ....................     08/15/08     9.000       410,720
      500,000    Federal Home Loan Mortgage Corp. ....................     10/15/08     5.125       477,437
      699,940    Federal Home Loan Mortgage Corp. ....................     02/15/26     6.250       708,774
       46,929    Federal National Mortgage Assoc. ....................     02/01/04     6.500        47,489
       73,066    Federal National Mortgage Assoc. ....................     09/01/12     9.500        78,160
       98,461    Federal National Mortgage Assoc. ....................     01/01/17     9.000       105,062
      400,000    Federal National Mortgage Assoc. ....................     10/25/19     7.500       413,094
      500,000    Federal National Mortgage Assoc. ....................     02/13/04     5.125       503,071
      603,951    Federal National Mortgage Assoc. ....................     01/01/30     7.500       616,754
      642,722    Federal National Mortgage Assoc. ....................     11/01/30     7.500       656,211
      713,760    Federal National Mortgage Assoc. ....................     07/01/13     6.500       721,468
      777,962    Federal National Mortgage Assoc. ....................     12/25/27     6.500       789,414
      921,222    Federal National Mortgage Assoc. ....................     09/01/30     7.500       940,556
    1,551,415    Federal National Mortgage Assoc. ....................     12/01/30     7.500     1,583,975
    1,882,771    Federal National Mortgage Assoc. ....................     04/01/29     6.000     1,821,980
    3,656,352    Federal National Mortgage Assoc. ....................     04/01/30     8.000     3,783,421
    5,550,000    Federal National Mortgage Assoc. ....................     03/16/27     7.000     5,591,625
        4,146    Government National Mortgage Assoc. .................     11/15/09    10.000         4,558
       53,689    Government National Mortgage Assoc. .................     09/15/20     9.500        59,172
       62,141    Government National Mortgage Assoc. .................     05/15/20     9.000        66,389
      112,505    Government National Mortgage Assoc. .................     08/15/07     7.500       117,199
      208,710    Government National Mortgage Assoc. .................     05/15/13     6.500       212,327
      223,934    Government National Mortgage Assoc. .................     06/15/23     7.000       227,353
    1,680,234    Government National Mortgage Assoc. .................     02/15/31     7.500     1,720,520
    2,183,319    Government National Mortgage Assoc. .................     06/15/29     6.500     2,168,196
    2,588,036    Government National Mortgage Assoc. .................     12/15/30     7.500     2,650,006
    2,750,000    Government National Mortgage Assoc. .................     04/15/31     6.500     2,729,405
      350,000    U.S. Treasury Bill(2) ...............................     05/24/01     4.751       349,173
      400,000    U.S. Treasury Notes .................................     05/15/09     5.500       404,636
      577,000    U.S. Treasury Notes .................................     11/15/05     5.750       596,924
        5,488    U.S. Treasury Notes (TIPS)+ .........................     07/15/02     3.625         5,592
      151,493    U.S. Treasury Notes (TIPS) ..........................     01/15/11     3.500       153,860
    3,550,240    U.S. Treasury Notes (TIPS) ..........................     01/15/07     3.375     3,609,039
      500,000    U.S. Treasury Bonds .................................     05/15/16     7.250       571,719
    1,500,000    U.S. Treasury Bonds .................................     02/15/31     5.375     1,414,687
                                                                                                -----------
                    Total Government Agency ..........................                           37,378,715
                                                                                                -----------

                    BBH BROAD MARKET FIXED INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                           April 30, 2001 (continued)
                                   (unaudited)

    Shares                                                                             Value
    ------                                                                          -----------
                WARRANTS AND PREFERRED STOCK (0.1%)
     800         Global Crossing (Preferred Stock) ................                $    114,920
      80         Jostens, Inc. (Warrants)(3) ......................                       1,600
                                                                                    -----------
                           Total Warrants and Preferred Stock .....                     116,520
                                                                                    -----------

TOTAL INVESTMENTS (identified cost $131,647,463) (a) ..............    102.5%       132,765,222
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ....................     (2.5)        (3,271,431)
                                                                       -----        -----------
NET ASSETS ........................................................    100.0%      $129,493,791
                                                                       =====       ============

----------

(a) The aggregate cost for federal income tax purposes is $131,647,463, the aggregate gross unrealized appreciation is $1,729,186, and the aggregate gross unrealized depreciation is $611,427, resulting in net unrealized appreciation of $1,117,759.

(1) Variable Rate Instrument. Interest rates change on a specific date (such as a coupon or interest payment date). The interest rate shown represents the April 30, 2001 coupon rate.

(2) Rate shown is the yield to maturity at the time of purchase.

(3) Non income producing security.

+   Security held as  collateral  on futures  contracts.

(TIPS) -- Treasury Inflation Protected Securities.

   The accompanying notes are an integral part of these financial statements.

                     BBH BROAD MARKET FIXED INCOME PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 2001
                                   (unaudited)

ASSETS:
      Investments in securities, at value (identified
        cost $131,647,463) ................................   $132,765,222
      Cash ................................................      1,066,733
      Receivables for:
         Contributions ....................................        250,001
         Unrealized gain on swap ..........................          8,958
         Investments sold .................................      3,280,275
         Interest .........................................      1,362,363
                                                              ------------
             Total Assets .................................    138,733,552
                                                              ------------
LIABILITIES:
      Payables for:
         Swap agreement ...................................        107,060
         Investments purchased ............................      8,885,478
         Withdrawals ......................................        140,018
         Expense payment fee ..............................         97,140
         Administration fee ...............................         10,065
                                                              ------------
             Total Liabilities ............................      9,239,761
                                                              ------------
NET ASSETS ................................................   $129,493,791
                                                              ============

   The accompanying notes are an integral part of these financial statements.

                     BBH BROAD MARKET FIXED INCOME PORTFOLIO

                             STATEMENT OF OPERATIONS
                     For the six months ended April 30, 2001
                                   (unaudited)

NET INVESTMENT INCOME:
      Income:
         Interest .................................................   $3,542,060
         Swap agreement ...........................................      327,611
                                                                      ----------
             Income ...............................................    3,869,671
                                                                      ----------
      Expenses:
         Expense payment fee ......................................      194,748
         Administrative fee .......................................       18,734
                                                                      ----------
             Total Expenses .......................................      213,482
                                                                      ----------
      Net Investment Income .......................................    3,656,189
                                                                      ----------
NET REALIZED AND UNREALIZED GAIN:
      Net realized gain on  investments,  futures
        contracts and swap agreements                                  2,018,495
      Net change in unrealized  appreciation on
        investments,  futures contracts and swap agreement ........      483,324
                                                                      ----------
             Net Realized and Unrealized Gain .....................    2,501,819
                                                                      ----------
      Net Increase in Net Assets Resulting from Operations ........   $6,158,008
                                                                      ==========

   The accompanying notes are an integral part of these financial statements.

                     BBH BROAD MARKET FIXED INCOME PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                       For the period from
                                                                       For the six        July 20, 2000
                                                                      months ended       (commencement of
                                                                     April 30, 2001       operations) to
                                                                       (unaudited)       October 31, 2000
                                                                    ----------------    -------------------
INCREASE IN NET ASSETS:
      Operations:
         Net investment income .................................     $   3,656,189        $   1,351,712
         Net realized gain on investments, futures contracts and
          swap agreements ......................................         2,018,495              219,233
         Net change in unrealized appreciation on investments,
          futures contracts and swap agreement .................           483,324              433,998
                                                                     -------------        -------------
           Net increase in net assets resulting from operations          6,158,008            2,004,943
                                                                     -------------        -------------
      Capital Transactions:
         Proceeds from contributions ...........................        42,617,961           97,614,732
         Fair value of withdrawals .............................       (15,444,853)          (3,457,000)
                                                                     -------------        -------------
           Net increase in net assets resulting from capital
             transactions ......................................        27,173,108           94,157,732
                                                                     -------------        -------------
              Total increase in net assets .....................        33,331,116           96,162,675
NET ASSETS:
      Beginning of period ......................................        96,162,675                   --
                                                                     -------------        -------------
      End of period ............................................     $ 129,493,791        $  96,162,675
                                                                     =============        =============

   The accompanying notes are an integral part of these financial statements.

                     BBH BROAD MARKET FIXED INCOME PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                                                                               For the period from
                                                              For the six        July 20, 2000
                                                              months ended      (commencement of
                                                             April 30, 2001      operations) to
                                                              (unaudited)       October 31, 2000
                                                             --------------    -------------------
Total Return ...........................................             6.25%              2.68%

Ratios/Supplemental Data
  Net assets, end of period (000's omitted) ............         $129,494           $ 96,163
  Expenses as a percentage of average net assets(2).....           0.40%(1)             0.40%(1)
  Ratio of net investment income to average net assets .           6.83%(1)             6.19%(1)
  Portfolio turnover rate ..............................              231%               209%

----------

(1)  Annualized.

(2) Had the expense payment agreement not been in place, the ratio of expenses to average net assets and total return would have been as follows:

      Ratio of expenses to average net assets ..........             0.44%(1)           0.57%(1)
      Total Return .....................................             6.23%              2.60%

   The accompanying notes are an integral part of these financial statements.

                     BBH BROAD MARKET FIXED INCOME PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

      1. Organization and Significant Accounting Policies. BBH Broad Market Fixed Income Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on August 15, 1994. The Portfolio commenced operations on July 20, 2000. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

            Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Board of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Portfolio was more than 60 days, unless this is determined not to represent fair value by the Board of Trustees.

            B. Accounting for Investments. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Portfolio.

            C. Federal Income Taxes. The Portfolio is treated as a partnership for Federal Income tax purposes and its operations are conducted in such a way that it is not to be considered engaged in a U.S. trade or business for U.S. tax purposes. It is intended that the Portfolio's assets will be managed in such a way that an Investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

            D. Swap Agreement. The Portfolio may enter into swap agreements. A swap is an exchange of cash payments between the Portfolio and another party which is based on a specific financial index. Cash payments are exchanged at specified intervals and the expected income or expense is recorded on an accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Portfolio may use swaps for both hedging and non-hedging purposes. For hedging purposes, the Portfolio may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, the Portfolio may use swaps to take a position on anticipated changes in the underlying financial index.

                     BBH BROAD MARKET FIXED INCOME PORTFOLIO

                                   (unaudited)

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman (the "Adviser") for which the Adviser receives a fee calculated and paid monthly at an annual rate equivalent to 0.30% of the Portfolio's average daily net assets.

      Administrative Fee. The Portfolio has an administration agreement with Brown Brothers Harriman (the "Administrator") for which the Administrator receives a fee from the Portfolio calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The Administrator has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended April 30, 2001, the Portfolio incurred $18,734 for administrative services.

      Custody Fee. The Portfolio has a custody agreement with Brown Brothers Harriman (the "Custodian") for which the Custodian receives a fee calculated and paid monthly. Custody fees for the Portfolio were reduced by $20,030 as a result of an expense offset arrangement with the Portfolio's custodian.

      Expense Payment Fee. Brown Brothers Harriman Trust Company, LLC pays certain expenses of the Portfolio and receives a fee from the Portfolio, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.40% of the Portfolio's average daily net assets. For the six months ended April 30, 2001, Brown Brothers Harriman Trust Company, LLC incurred $231,863 in expenses, including investment advisory fees of $160,580 and custody fees of $52,547 on behalf of the Portfolio. The expense reimbursement agreement will terminate when the aggregate amount of fees received by Brown Brothers Harriman Trust Company, LLC thereunder equals the aggregate amount of expenses paid by Brown Brothers Harriman Trust Company, LLC.

      3. Investment Transactions. For the six months ended April 30, 2001, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $251,621,564 and $239,565,227, respectively.

      4. Financial Futures Contracts. As of April 30, 2001, the Portfolio held open futures contracts. The contractual amount of the futures contracts represents the investment the Portfolio has in a particular contract and does not necessarily represent the amounts potentially subject to risk. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. A summary of obligations under open futures contracts at April 30, 2001, is as follows:

                                                                                                   Unrealized
                   Expiration                                                 Base Contract       Appreciation
  Position            Date             Contracts             Bond                 Value          (Depreciation)
   -------          ---------         ----------         ------------         ------------        -------------
    Long            June 2001             100            US Treasury           $10,046,875          $(356,531)
    Long            June 2001              50            US Treasury             4,965,625           (106,406)
    Short           June 2001              70            US Treasury             6,951,875            157,500
    Short           June 2001              50            US Treasury             5,189,063            105,000
                                                                                                    ---------
                                                                                                    $(200,437)
                                                                                                    =========

As of April 30, 2001, the Portfolio had segregated sufficient cash and/or securities to cover the initial margin requirements on open futures contracts.

                     BBH BROAD MARKET FIXED INCOME PORTFOLIO

                                   (unaudited)

      5. Swap Agreement. At April 30, 2001, the Portfolio had the following open swap agreement:

                                                                                                   Unrealized
     Notional                                                                                     Appreciation
      Amount                                       Description                                   (Depreciation)
     --------                                      -----------                                    -------------
     $3,000,000         Agreement with Goldman Sachs terminating December 1, 2001
                        to pay 1 month LIBOR monthly and to receive the return on the
                        High Yield Index monthly. ............................................       $13,125

    $10,000,000         Agreement with Lehman  Brothers  terminating  October 1,
                        2001 to pay 1 month LIBOR minus 40 basis points  monthly
                        and to  receive  the return on the  Commercial  Mortgage
                        Bond Securities Index monthly. .......................................        (4,167)

LIBOR - London Interbank Offer Rate

The 59 Wall Street Fund, Inc.

Investment Adviser and
 Administrator
Brown Brothers Harriman
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent
Brown Brothers Harriman
59 Wall Street
New York, New York 10005
(800) 625-5759

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.